Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2023
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST IV
CIK	dei_EntityCentralIndexKey	0001659326
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 22, 2023
Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2023
Prospectus Date	rr_ProspectusDate	Jul. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
JPMorgan Institutional Tax Free Money Market Fund | Agency
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOAXX
JPMorgan Securities Lending Money Market Fund | Agency SL
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSLXX
JPMorgan Ultra-Short Municipal Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USMSX
JPMorgan Ultra-Short Municipal Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USMTX
JPMorgan Preferred and Income Securities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPDAX
JPMorgan Preferred and Income Securities Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPDCX
JPMorgan Preferred and Income Securities Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPDIX
JPMorgan Preferred and Income Securities Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPDRX